Condensed Consolidated Statements of Operations and Other Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue, net
Total revenue	$ 1,380,382	$ 1,675,894	$ 5,355,380	$ 5,233,483	$ 7,105,530	$ 8,171,635
Cost of sales:
Total cost of revenue	(493,042)	(1,310,248)	(2,589,355)	(3,910,883)	(5,242,616)	(5,701,645)
Gross income	887,340	365,646	2,766,025	1,322,600	1,862,914	2,469,990
Operating expenses:
Sales and marketing expenses	(123,869)	(40,263)	(229,474)	(311,096)	(341,461)	(577,931)
Software development costs	(13,083)	(13,635)	(39,512)	(40,972)	(54,644)	(55,645)
General and administrative expenses	(5,995,012)	(1,486,362)	(9,760,202)	(7,192,001)	(10,788,141)	(19,796,832)
Total operating expenses	(6,131,964)	(1,540,260)	(10,029,188)	(7,544,069)	(11,184,246)	(20,430,408)
Loss from operations	(5,244,624)	(1,174,614)	(7,263,163)	(6,221,469)	(9,321,332)	(17,960,418)
Other income (expense):
JV income						7,638
Gain on early lease termination						1,064
Impairment loss of goodwill					(6,348)
Provision for loss on litigation settlement					(818,352)
Gain on disposal of plant and equipment	(231)		(5)	206	205	1,438
Loss on early lease termination	(69)		(69)
Impairment loss of intangible assets		(135,000)		(135,000)	(135,000)	(276,000)
Interest income	1,415	3,985	4,592	10,114	13,447	160,702
Interest expense	(833)	(40,466)	(1,216)	(40,924)	(152,144)	(235)
Loss on disposal of a subsidiary	(8,157)		(8,157)		(75)
Waiver of loan payable	17	382	8,509	43,792	43,835	192,716
Write-off of plant and equipment		(60)		(8,480)	(75,894)	(386,160)
Write-off of intangible asset	(209,172)		(209,172)
Other income	247,468	17,003	962,536	245,007	294,900	185,652
Total other expense, net	30,438	(154,156)	757,018	114,715	(835,426)	(113,185)
Loss before income taxes	(5,214,186)	(1,328,770)	(6,506,145)	(6,106,754)	(10,156,758)	(18,073,603)
Income taxes	(66,573)	(51,808)	(67,878)	(56,802)	(80,539)	(25,315)
NET LOSS	(5,280,759)	(1,380,578)	(6,574,023)	(6,163,556)	(10,237,297)	(18,098,918)
NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTEREST	(161,770)	(2,693)	(92,954)	(7,403)	(10,019)	35,210
NET LOSS ATTRIBUTABLE TO SOCIETY PASS INCORPORATED	(5,118,989)	(1,377,885)	(6,481,069)	(6,156,153)	(10,227,278)	(18,134,128)
Other comprehensive loss:
Net loss	(5,280,759)	(1,380,578)	(6,574,023)	(6,163,556)	(10,237,297)	(18,098,918)
Foreign currency translation adjustment	177,743	(1,034,016)	(469,355)	(511,808)	528,422	(274,604)
COMPREHENSIVE LOSS	(5,103,016)	(2,414,594)	(7,043,378)	(6,675,364)	(9,708,875)	(18,373,522)
Net (loss) income attributable to non-controlling interest	(161,770)	(2,693)	(92,954)	(7,403)	(10,019)	35,210
Foreign currency translation adjustment attributable to non-controlling interest	(219,351)	(34,962)	(213,083)	(24,598)	13,376	24,052
Comprehensive loss attributable to Society Pass Incorporated	$ (4,721,895)	$ (2,376,939)	$ (6,737,341)	$ (6,643,363)	$ (9,712,232)	$ (18,432,784)
Net loss per share attributable to Society Pass Incorporated:
– Basic	$ (0.84)	$ (0.48)	$ (1.06)	$ (2.25)	$ (3.45)	$ (9.39)
– Diluted	$ (0.89)	$ (0.48)	$ (1.30)	$ (2.25)	$ (3.45)	$ (9.39)
Weighted average common shares outstanding
– Basic	6,105,525	2,882,349	6,105,525	2,733,145	2,962,528	1,931,474
– Diluted	5,737,829	2,882,349	4,989,505	2,733,145	2,962,528	1,931,474
Sales – Online Ordering [Member]
Revenue, net
Total revenue	$ 10,212	$ 4,931	$ 17,591	$ 29,360	$ 34,808	$ 512,124
Sales – Digital Marketing [Member]
Revenue, net
Total revenue	801,422	1,461,480	4,049,548	4,542,073	6,173,970	5,966,611
Sales – Online Ticketing and Reservation [Member]
Revenue, net
Total revenue	568,673	208,873	1,287,769	650,480	885,017	1,606,800
Sales – Data [Member]
Revenue, net
Total revenue	75	106	472	4,849	4,898	24,018
Software Sales [Member]
Revenue, net
Total revenue		504		6,721	6,837	62,082
Cost of sales:
Total cost of revenue		(8,027)		(27,808)	(29,299)	(228,809)
Cost of online ordering [Member]
Cost of sales:
Total cost of revenue	(14,788)	(6,650)	(23,826)	(33,281)	(38,905)	(474,576)
Cost of digital marketing [Member]
Cost of sales:
Total cost of revenue	(478,222)	(1,298,566)	(2,564,632)	(3,802,729)	(5,123,662)	(4,953,510)
Cost of data [Member]
Cost of sales:
Total cost of revenue	$ (32)	$ 2,995	$ (897)	$ (47,065)	$ (50,750)	$ (44,750)